Provisions for legal claims (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Provisions For Legal Claims Details Narrative
Contingent obligations	$ 119,573	$ 95,363
Unsettled contingent obligations	$ 92,808	$ 63,972